OTHER LIABILITIES - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	£ 5,391	£ 5,181
The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	3,128	2,573
Settlement balances | The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	110	36
Settlement balances | The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	51	11
Lease liabilities | The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	1,411	1,592
Lease liabilities | The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	777	885
Other creditors and accruals | The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	3,870	3,553
Other creditors and accruals | The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 2,300	£ 1,677